Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	[1]	$ 537,972	$ 322,843	$ 131,334
Cost of revenue	[2]	182,898	160,240	103,825
Gross profit		355,074	162,603	27,509
Operating expenses
Selling and marketing		(165,150)	(95,290)	(57,292)
General and administrative		(101,521)	(83,694)	(76,415)
Technology and product development		(89,992)	(74,743)	(67,043)
Impairment of long-lived assets and goodwill		0	(5,106)	(1,917)
Total operating expenses		(356,663)	(258,833)	(202,667)
(Loss) / Gain from equity investments		(164)	342	(2,059)
Operating income (loss)		(1,753)	(95,888)	(177,217)
Financial results, net		(45,459)	(10,207)	12,910
Loss before income taxes		(47,212)	(106,095)	(164,307)
Income tax (expense) benefit		(21,309)	230	21,438
Net loss for the year		(68,521)	(105,865)	(142,869)
Net loss attributable to redeemable non-controlling interest		0	(1,237)	(282)
Net loss attributable to Despegar.com, Corp.		$ (68,521)	$ (104,628)	$ (142,587)
Losses per share available to common shareholders (Note 2 and 26):
Basic (in USD per share)		$ (1.28)	$ (1.75)	$ (2.21)
Diluted (in USD per share)		$ (1.28)	$ (1.75)	$ (2.21)
Shares used in computing losses per share (in thousands):
Basic (in shares)		76,823	76,653	67,994
Diluted (in shares)		76,823	76,653	67,994

[1]	Includes $24,220, $19,205 and $7,066 for related party transactions for the years 2022, 2021 and 2020, respectively. See Note 24.
[2]	Includes a reclassification of the credit loss expense from general and administrative expenses to cost of revenue. See Note 2.